S000001147 [Member] Expense Example - TCW METWEST TOTAL RETURN BOND FUND	Mar. 31, 2026 USD ($)
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	565
CLASS M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	858
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Plan Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	699
Class I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	1,327
Expense Example, with Redemption, 10 Years	$ 3,066